EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Summary of earnings (loss) per share calculated using the weighted average number of common shares outstanding

(a)Basic

	Years ended
	December 31
	2022	2021
Income (loss) for the period	$45,770	$(26,278)
Weighted average number of common shares (thousands)	272,202	241,379
Basic earnings (loss) per share	$0.17	$(0.11)

(b)Diluted

	Years ended
	December 31
	2022	2021
Income (loss) for the period	$45,770	$(26,278)

Weighted average number of common shares (thousands)	272,202	241,379
Weighted average shares dilution adjustments:
Warrants	14,526	—
Options	4,544	—
RSUs	392	—
DSUs	652	—
Bonus shares	500	—
Weighted average number of ordinary shares	292,816	241,379

Diluted earnings (loss) per share	$0.16	$(0.11)